Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 56.3%
AGL Energy Ltd.	949,310	$13,516,338
Alumina Ltd.	3,516,967	5,823,785
Amcor Ltd./Australia	1,674,837	19,123,568
AMP Ltd.	4,265,346	6,412,881
APA Group	1,706,973	11,992,336
Aristocrat Leisure Ltd.	830,833	16,762,712
ASX Ltd.	283,808	14,895,204
Aurizon Holdings Ltd.	2,859,910	10,264,110
AusNet Services	2,647,924	3,265,613
Australia & New Zealand Banking Group Ltd.	4,131,602	79,808,734
Bank of Queensland Ltd.	574,154	3,683,652
Bendigo & Adelaide Bank Ltd.	708,109	5,509,587
BHP Group Ltd.	4,261,293	111,484,004
BlueScope Steel Ltd.	773,598	5,649,306
Boral Ltd.	1,678,458	6,314,653
Brambles Ltd.	2,305,082	19,340,589
Caltex Australia Ltd.	363,881	6,653,313
Challenger Ltd.	798,686	4,465,692
CIMIC Group Ltd.	141,907	4,440,143
Coca-Cola Amatil Ltd.	728,257	4,808,579
Cochlear Ltd.	83,465	11,573,262
Coles Group Ltd.(a)	1,640,046	14,147,007
Commonwealth Bank of Australia	2,560,434	139,276,466
Computershare Ltd.	705,179	8,149,568
Crown Resorts Ltd.	542,096	4,706,157
CSL Ltd.	655,151	93,276,293
Dexus	1,573,012	14,037,413
Domino’s Pizza Enterprises Ltd.	87,265	2,364,651
Flight Centre Travel Group Ltd.	80,436	2,429,274
Fortescue Metals Group Ltd.	2,003,575	11,174,823
Goodman Group	2,364,331	21,950,896
GPT Group (The)	2,596,108	10,360,588
Harvey Norman Holdings Ltd.	788,286	2,272,042
Incitec Pivot Ltd.	2,344,621	5,328,263
Insurance Australia Group Ltd.	3,334,152	17,672,012
James Hardie Industries PLC	638,897	8,118,380
Lendlease Group	815,046	8,047,040
Macquarie Group Ltd.	468,606	39,061,485
Medibank Pvt Ltd.	3,982,871	9,134,050
Mirvac Group	5,267,643	11,058,549
National Australia Bank Ltd.	4,017,534	73,736,190
Newcrest Mining Ltd.	1,110,196	20,929,911
Oil Search Ltd.	1,984,365	9,692,813
Orica Ltd.	547,766	7,840,876
Origin Energy Ltd.	2,544,652	12,658,785
QBE Insurance Group Ltd.	1,921,776	15,538,633
Ramsay Health Care Ltd.	206,161	9,974,422
REA Group Ltd.	76,771	4,732,916
Rio Tinto Ltd.	537,578	37,357,826
Santos Ltd.	2,552,415	11,919,289
Scentre Group	7,696,737	20,264,198
Seek Ltd.	483,912	7,007,318
Sonic Healthcare Ltd.	649,609	11,769,632
South32 Ltd.	7,306,139	16,806,032
Stockland	3,463,713	10,631,261
Suncorp Group Ltd.	1,884,927	17,016,809
Sydney Airport	1,589,892	8,162,534
Tabcorp Holdings Ltd.	2,905,393	9,078,636

Security	Shares	Value
Australia (continued)
Telstra Corp. Ltd.	6,017,985	$15,218,896
TPG Telecom Ltd.	532,322	2,319,873
Transurban Group	3,875,727	37,406,190
Treasury Wine Estates Ltd.	1,036,413	10,807,084
Vicinity Centres	4,693,128	8,389,214
Washington H Soul Pattinson & Co. Ltd.	172,104	2,661,487
Wesfarmers Ltd.	1,639,393	42,083,366
Westpac Banking Corp.	4,979,981	94,678,413
Woodside Petroleum Ltd.	1,352,618	33,194,253
Woolworths Group Ltd.	1,821,164	39,582,457
WorleyParsons Ltd.	473,221	4,321,342

		1,384,133,674

Hong Kong — 30.6%
AIA Group Ltd.	17,460,014	164,010,182
ASM Pacific Technology Ltd.(b)	438,500	4,253,263
Bank of East Asia Ltd. (The)	1,894,320	5,895,174
BeiGene Ltd., ADR(a)(b)	51,598	6,084,952
BOC Hong Kong Holdings Ltd.	5,372,500	20,625,116
CK Asset Holdings Ltd.	3,727,232	26,953,983
CK Hutchison Holdings Ltd.	3,892,732	36,764,870
CK Infrastructure Holdings Ltd.	962,708	7,434,679
CLP Holdings Ltd.	2,365,000	26,740,120
Dairy Farm International Holdings Ltd.(b)	492,000	3,763,800
Galaxy Entertainment Group Ltd.(b)	3,068,000	18,547,576
Hang Lung Properties Ltd.	2,896,736	6,096,019
Hang Seng Bank Ltd.	1,105,400	27,703,554
Henderson Land Development Co. Ltd.	2,101,442	10,854,902
HK Electric Investments & HK Electric Investments Ltd.	3,908,500	3,823,481
HKT Trust & HKT Ltd.	5,531,338	8,719,712
Hong Kong & China Gas Co. Ltd.	14,688,366	32,447,022
Hong Kong Exchanges & Clearing Ltd.	1,716,500	54,600,136
Hongkong Land Holdings Ltd.	1,701,600	11,094,432
Hysan Development Co. Ltd.	905,830	4,713,683
Jardine Matheson Holdings Ltd.(b)	317,500	20,377,150
Jardine Strategic Holdings Ltd.	322,100	12,027,214
Kerry Properties Ltd.	945,500	3,587,583
Link REIT	3,050,586	36,495,522
Melco Resorts & Entertainment Ltd., ADR	300,772	5,804,900
MGM China Holdings Ltd.(b)	1,407,600	2,172,291
MTR Corp. Ltd.	2,227,786	13,624,342
New World Development Co. Ltd.	8,869,921	13,077,691
NWS Holdings Ltd.	2,249,000	4,434,579
PCCW Ltd.	6,381,867	3,630,246
Power Assets Holdings Ltd.	1,991,000	13,763,346
Sands China Ltd.	3,491,600	15,809,069
Shangri-La Asia Ltd.	1,825,000	2,327,643
Sino Land Co. Ltd.	4,430,800	7,086,522
SJM Holdings Ltd.	2,953,000	3,269,164
Sun Hung Kai Properties Ltd.	2,299,500	36,396,420
Swire Pacific Ltd., Class A	715,000	8,462,672
Swire Properties Ltd.	1,704,000	7,019,814
Techtronic Industries Co. Ltd.	1,968,707	12,554,649
Vitasoy International Holdings Ltd.	1,086,000	5,824,375
WH Group Ltd.(c)	13,838,500	12,460,836
Wharf Holdings Ltd. (The)	1,768,600	4,522,697
Wharf Real Estate Investment Co. Ltd.	1,753,600	11,976,874
Wheelock & Co. Ltd.	1,189,000	7,870,507
Wynn Macau Ltd.	2,280,800	4,869,632
Yue Yuen Industrial Holdings Ltd.	1,052,000	2,945,125

		753,517,519

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Pacific ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malta — 0.0%
BGP Holdings PLC(a)(d)	27,004,595	$301

New Zealand — 1.9%
a2 Milk Co. Ltd.(a)	1,062,988	10,947,960
Auckland International Airport Ltd.	1,393,118	7,959,533
Fisher & Paykel Healthcare Corp. Ltd.	828,287	8,314,752
Fletcher Building Ltd.	1,253,302	4,289,066
Meridian Energy Ltd.	1,856,363	5,130,699
Ryman Healthcare Ltd.	577,584	4,359,849
Spark New Zealand Ltd.	2,626,371	6,531,281

		47,533,140

Singapore — 10.1%
Ascendas REIT	3,713,425	7,878,229
CapitaLand Commercial Trust	3,744,393	5,250,611
CapitaLand Ltd.	3,715,800	8,693,193
CapitaLand Mall Trust	3,727,100	6,526,182
City Developments Ltd.(b)	669,800	4,000,259
ComfortDelGro Corp. Ltd.	3,159,900	5,647,803
DBS Group Holdings Ltd.	2,590,000	45,708,650
Genting Singapore Ltd.	8,830,900	5,582,071
Golden Agri-Resources Ltd.(b)	9,171,387	1,765,843
Jardine Cycle & Carriage Ltd.	142,800	3,503,728
Keppel Corp. Ltd.	2,125,800	9,313,455
Oversea-Chinese Banking Corp. Ltd.(b)	4,635,524	35,599,585
SATS Ltd.(b)	979,500	3,608,141
Sembcorp Industries Ltd.(b)	1,420,440	2,487,202
Singapore Airlines Ltd.	790,800	5,234,270
Singapore Exchange Ltd.	1,163,500	6,238,696
Singapore Press Holdings Ltd.(b)	2,132,717	3,625,937
Singapore Technologies Engineering Ltd.	2,284,300	6,489,347
Singapore Telecommunications Ltd.	11,789,928	27,411,465
Suntec REIT(b)	2,796,000	3,697,257
United Overseas Bank Ltd.	1,835,300	31,336,179

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.(b)	695,200	$3,414,504
Venture Corp. Ltd.	394,600	4,332,042
Wilmar International Ltd.	2,798,000	6,688,284
Yangzijiang Shipbuilding Holdings Ltd.	3,427,000	3,411,189

		247,444,122

Total Common Stocks — 98.9% (Cost: $2,507,163,264)		2,432,628,756

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(e)(f)(g)	20,914,143	20,922,509
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(e)(f)	1,054,583	1,054,583

		21,977,092

Total Short-Term Investments — 0.9% (Cost: $21,969,834)		21,977,092

Total Investments in Securities — 99.8% (Cost: $2,529,133,098)		2,454,605,848

Other Assets, Less Liabilities — 0.2%		3,835,675

Net Assets — 100.0%		$2,458,441,523

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	19,716,683	1,197,460	20,914,143	$20,922,509	$205,228	(a)	$16,181	$3,340
BlackRock Cash Funds: Treasury, SL Agency Shares	1,387,961	(333,378)	1,054,583	1,054,583	26,376		—	—

				$21,977,092	$231,604		$16,181	$3,340

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Pacific ex Japan ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	140	06/20/19	$15,525	$157,700
Hang Seng Index	37	06/27/19	6,304	(81,330)
MSCI Singapore Index	125	06/27/19	3,169	(62,534)

				$13,836

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,432,628,455	$—	$301	$2,432,628,756
Money Market Funds	21,977,092	—	—	21,977,092

	$2,454,605,547	$—	$301	$2,454,605,848

Derivative financial instruments(a)
Assets
Futures Contracts	$157,700	$—	$—	$157,700
Liabilities
Futures Contracts	(143,864)	—	—	(143,864)

	$13,836	$—	$—	$13,836

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

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